VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve for bad debts and allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balances at beginning of period	$ 1,687	$ 1,357	$ 1,477
Charged to costs and expenses	1,665	991	514
Charged to other accounts
Charged to income	617	661	634
Charged to other accounts
Balances at end of period	2,735	1,687	1,357
Valuation allowances on deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balances at beginning of period	201,376	152,115
Charged to costs and expenses	22,998	49,261	152,115
Charged to other accounts
Charged to income	65,572
Charged to other accounts	6,740
Balances at end of period	$ 152,062	$ 201,376	$ 152,115